Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Net defined benefit
Net defined benefit balance	€ 4,433	€ 4,849
Net pension assets	6,380	6,932
Net pension liabilities	(1,947)	(2,083)
United States, Pension
Net defined benefit
Net defined benefit balance	4,777	5,500
Net pension assets	4,993	5,749
Net pension liabilities	(216)	(249)
United States, OPEB
Net defined benefit
Net defined benefit balance	(628)	(692)
Net pension assets	0	0
Net pension liabilities	(628)	(692)
Other pensions
Net defined benefit
Net defined benefit balance	284	41
Net pension assets	1,387	1,183
Net pension liabilities	€ (1,103)	€ (1,142)